Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Schedule of lease liabilities

	Minimum lease payments
	2021	2020	2019
	€	€	€
Not later than 1 year	207,276	28,835	—
Later than 1 year and not later than 5 years	716,352	144,265	—
Later than 5 years	585,900	—	—
	1,509,528	173,100	—
Future finance charges	(123,741)	—	—
Present value of lease liabilities	1,385,787	173,100	—